Provisions for pensions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Non- Current	$ 28,903	$ 27,618
Current	186	168
Total	29,089	27,786
France
Disclosure of defined benefit plans [line items]
Non- Current	18,881	17,742
Total	18,881	17,742
CANADA
Disclosure of defined benefit plans [line items]
Non- Current	5,036	5,181
Current	186	168
Total	5,222	5,349
Other
Disclosure of defined benefit plans [line items]
Non- Current	4,986	4,695
Total	$ 4,986	$ 4,695